Stockholders' Equity (Details 2) - Performance Stock Units [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	79.00%	79.00%
Risk-free rate	2.56%	2.56%
Term - years	1 year 8 months 2 days	1 year 8 months 2 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	82.50%	82.50%
Risk-free rate	2.71%	2.71%
Term - years	3 years 2 months 27 days	3 years 2 months 27 days